Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Operating Segments Disclosures
A. Operating segments disclosures—Consolidated Income Statement data

	Year ended 31 December
	Revenue			EBITDA (as defined)*
	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m
Continuing operations
Americas Materials	14,324	12,407	11,273	2,748	2,588	2,405
Building Products	7,823	6,218	5,474	1,510	992	833
Europe Materials	10,576	10,581	9,141	1,357	1,410	1,055
Total Group from continuing operations	32,723	29,206	25,888	5,615	4,990	4,293
Discontinued operations
Building Products - Building Envelope	645	1,775	1,699	131	360	337
Total Group from discontinued operations	645	1,775	1,699	131	360	337
Continuing operations
EBITDA (as defined)*				5,615	4,990	4,293
Depreciation, amortisation and impairment (i)				(1,721)	(1,659)	(2,267)
Group operating profit				3,894	3,331	2,026
(Loss)/profit on disposals (ii)				(49)	116	17
Finance costs less income				(336)	(357)	(438)
Other financial expense				(40)	(42)	(33)
Share of equity accounted investments’ profit/(loss) (iii)				-	55	(118)
Profit before tax from continuing operations				3,469	3,103	1,454

	(i) Depreciation, amortisation and impairment			(ii) (Loss)/profit on disposals (note 6)			(iii) Share of equity accounted investments’ profit/(loss)
Continuing operations	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Americas Materials	(839)	(800)	(774)	38	126	8	10	17	34
Building Products	(349)	(263)	(248)	3	(27)	21	15	17	(4)
Europe Materials	(533)	(596)	(1,245)	(90)	17	(12)	(25)	21	(148)
Total	(1,721)	(1,659)	(2,267)	(49)	116	17	-	55	(118)
* EBITDA is defined as earnings from continuing operations before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group's share of equity accounted investments' profit after tax.
2. Segment Information continued
B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December

	Total assets		Total liabilities
	2022	2021	2022	2021
	$m	$m	$m	$m
Americas Materials	17,609	17,064	3,227	3,292
Building Products	9,165	8,504	2,045	2,579
Europe Materials	11,622	12,367	4,245	4,100
Total Group	38,396	37,935	9,517	9,971
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	649	653
Other financial assets	14	12
Derivative financial instruments (current and non-current)	42	136
Income tax assets (current and deferred)	151	151
Cash and cash equivalents	5,936	5,783
Total assets as reported in the Consolidated Balance Sheet	45,188	44,670

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			9,636	10,487
Derivative financial instruments (current and non-current)			128	14
Income tax liabilities (current and deferred)			3,570	3,284
Total liabilities as reported in the Consolidated Balance Sheet			22,851	23,756

C. Operating segments disclosures - other items
Additions to non-current assets

	Year ended 31 December
	Property, plant and equipment (i) (note 13, 20)			Financial assets (note 15)			Total Group
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations

Americas Materials	752	750	527	43	4	1	795	754	528
Building Products	377	355	215	-	-	-	377	355	215
Europe Materials	529	607	384	2	-	-	531	607	384
Total Group from continuing operations	1,658	1,712	1,126	45	4	1	1,703	1,716	1,127
Discontinued operations
Building Products - Building Envelope	29	62	50	-	-	-	29	62	50
Total Group	1,687	1,774	1,176	45	4	1	1,732	1,778	1,177
(i)Additions to property, plant and equipment include $10 million (2021: $10 million; 2020: $14 million) relating to leased mineral reserves which fall outside the scope of IFRS 16.
Summary of Information About Geographical Areas
D. Information about geographical areas
The non-current assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation, for which revenue exceeds 10% of total external Group revenue, are set out below.

	As at 31 December

	Non-current assets*
	2022	2021
	$m	$m

Republic of Ireland (country of domicile)	530	544
United Kingdom	2,268	2,595
United States	18,399	17,304
Other	8,660	9,560
Total Group	29,857	30,003